Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Carrying and Fair Values of Financial Instruments that are not Carried at Fair Value
The carrying and fair values of financial instruments that are not reported at fair value in the consolidated financial statements were as follows for the current and comparative periods:

(€’000)	As at December 31, 2021
	Financial assets at amortized cost	Fair value
Financial Assets (‘Amortized cost’ category) within:
Non-current Trade receivables	2 209	2 209
Other non-current assets	262	262
Trade receivables and other current assets	668	668
Short-term investments	—	—
Cash and cash equivalents	30 018	30 018

Total	33 157	33 157

For the above-mentioned financial assets, the carrying amount as per December 31, 2021 is a reasonable approximation of their fair value.

(€’000)	As at December 31, 2021
	Financial liabilities at amortized cost	Fair value
Financial Liabilities (‘Financial liabilities at amortized cost’ category) within:
Bank loans	—	—
Lease liabilities	2 632	2 632
RCAs liability	6 213	6 213
Trade payables	6 611	6 611

Total	15 456	15 456

For the above-mentioned financial liabilities, the carrying amount as per December 31, 2021 is a reasonable approximation of their fair value.

(€’000)	As at December 31, 2020
	Financial assets at amortized cost	Fair value
Financial Assets (‘Amortized cost’ category) within:
Non-current Trade receivables	2 117	2 117
Other non-current assets	293	293
Trade receivables and other current assets	615	615
Short-term investments	—	—
Cash and cash equivalents	17 234	17 234

Total	20 259	20 259

(€’000)	As at December 31, 2020
	Financial liabilities at amortized cost	Fair value
Financial Liabilities (‘Financial liabilities at amortized cost’ category) within:
Bank loans	37	37
Finance lease liabilities	3 602	3 602
RCAs liability	4 590	4 590
Trade payables and other current liabilities	4 736	4 736

Total	12 965	12 965

For the above-mentioned financial liabilities, the carrying amount as per December 31, 2020 is a reasonable approximation of their fair value.

Schedule of Financial Assets and Liabilities Measured at Fair Value
Contingent consideration and other financial liabilities are reported at fair value in the statement of financial position using Level 3 fair value measurements for which the Group developed unobservable inputs.

(€’000)
	Level I	Level II	Level III	Total
Liabilities
Contingent consideration and other financial liabilities	—	—	14 679	14 679

Total Liabilities	—	—	14 679	14 679

Contingent Consideration and Other Financial Liabilities
The change in the balance is detailed as follows:

(€’000)	For the year ended
	2021	2020
Opening balance Contingent consideration at January 1,	15 526	24 754
Milestone payment	—	—
Fair value adjustment	(847)	(9 228)
Closing balance Contingent consideration at December 31,	14 679	15 526

Sensitivity Analysis Performed on Main Assumptions
•	Probabilities of Success as of December 31, 2021:

PoS	Phase I	Phase I to Phase II	Phase II to Phase III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-02	100%	50%	28%	60%	90%	7.5%
CYAD-101	100%	49%	23%	43%	93%	4.6%

•	Probabilities of Success as of December 31, 2020:

PoS	Phase I	Phase I to Phase II	Phase II to Phase III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-02	100%	62%	29%	53%	86%	8.1%
CYAD-101	100%	64%	23%	34%	80%	4.0%
A sensitivity analysis has been performed on the key assumptions driving the fair value of the contingent consideration liability. The key assumptions are i) the discount rate (WACC), ii) the projected revenue and iii) the probabilities of success (PoS) for the Group’s product candidates to get commercialized.

	Discount rate (WACC)
	12.0%	12.7%	13.4%	14.0%	14.7%
Cont. consideration (€ million)	15.9	15.3	14.7	14.1	13.6
Impact (%)	8%	4%	—	-4%	-7%

	Projected revenue
	95.0%	97.5%	100.0%	102.5%	105.0%
Cont. consideration (€ million)	12.4	14.4	14.7	14.9	15.2
Impact (%)	-3%	-2%	—	1%	4%
In order to assess the sensitivity to this driver, the Group applies here an incremental probability factor to the bottom-line cumulative PoS disclosed below:

	Probabilities of Success
	-20.0%	-10.0%	PoS model	10.0%	20.0%
Cont. consideration (€ million)	11.7	13.2	14.7	16.1	17.6
Impact (%)	-20%	-10%	—	10%	20%